Schedule of Movement of Allowance for Loss Accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Balance at beginning of the year	$ 107,327	$ 30,324
(Reversal) Addition during the year	(44,551)	77,003
Balance at end of the year	$ 62,776	$ 107,327